Investments - ACL on Mortgage Loans (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance			$ 12
Ending balance	$ 12	$ 11	15
Commercial loan
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	0	17	12	$ 0
Change in ACL on mortgage loans	0	(6)	3	8
Ending balance	12		15	17
Cumulative effect of accounting changes, net of tax | Accounting Standards Update 2016-13 | Commercial loan
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	12			9
Adjusted balance | Commercial loan
Financing Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	12	$ 17	$ 12	9
Ending balance	$ 12			$ 17